Summary of Significant Accounting Policies - Schedule of Disaggregates the Geographic Information (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	$ 262,613,276	$ 182,601,289
Vietnam [Member]
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	77,615,854	110,203,576
USA [Member]
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	42,541,090	37,909,237
Ethiopia [Member]
Schedule of Disaggregates the Geographic Information [Line Items]
Total long-lived assets by geographic location	$ 142,456,332	$ 34,488,476